Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of inventories [line items]
Finished goods		₨ 296,248.8		$ 3,734.3	₨ 273,017.2
Cost of inventories (including cost of purchased products) recognized as expense	₨ 1,823,608.8	1,966,210.7	₨ 2,283,424.2
Inventory write-down expenses	₨ 1,291.9	3,208.1	₨ 6,086.3
Vehicles sold subject to repurchase arrangements [Member]
Disclosure of inventories [line items]
Finished goods		₨ 43,587.1			₨ 41,716.9